Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Other Non-Current Assets [Abstract]
Deferred Tax Asset, net	$ 83,357	$ 56,310
Lease deposits	22,416	407
Total, net	$ 105,773	$ 56,717